Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
City Different Investments SMID Cap Core Equity ETF (CDSM)
(the “Fund”)
December 22, 2025
Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated September 10, 2025, as previously supplemented

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S TICKER SYMBOL EFFECTIVE JANUARY 20, 2026, AS DESCRIBED BELOW.
Ticker Symbol Change
Effective January 20, 2026, the Fund’s ticker symbol will change to “CMIX”. Accordingly, as of the effective date, all references in the Prospectus and SAI to “CDSM” are replaced with “CMIX”.

If you have any questions, please call (215) 330-4476.
Please retain this Supplement for future reference.